UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                    ---------------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                     -------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                       JANUARY 31, 2008
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    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                    SECTOR
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                 FRANKLIN GOLD AND
                PRECIOUS METALS FUND                   Eligible shareholders can
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Tax Designation ...........................................................   31

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended January 31, 2008, the U.S. economy slowed. Tighter credit conditions, triggered by the U.S. subprime mortgage crisis, prompted the Federal Reserve Board (Fed) to cut the discount rate and the federal funds target rate five times. Over the six-month reporting period, the federal funds target rate fell from 5.25% to 3.00% as the Fed acted to help promote moderate growth over time and mitigate risks to economic activity. In an environment of high equity market volatility and cautious investor sentiment, gold and many precious metals prices surged as risk-averse investors sought the safety of hard assets. This trend contributed to the Fund's strong performance for the six months under review.

In the enclosed semiannual report for Franklin Gold and Precious Metals Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find other performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

--------------------------------------------------------------------------------

eDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Gold and Precious Metals Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2008.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a cumulative total return of +29.65% for the six months ended January 31, 2008. The Fund outperformed the broad Standard & Poor's 500 Index's (S&P 500's) -4.32% total return, but underperformed the sector-specific FTSE Gold Mines Index's +36.16% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2008, the U.S. economy slowed. Gross domestic product (GDP) grew an annualized 4.9% in the third quarter of 2007 despite a struggling housing market and the abrupt unraveling of the subprime mortgage market. Increased federal defense spending, accelerating exports, declining imports, nonresidential construction and greater business inventory investment supported growth. However, the housing downturn negatively affected the overall economy by fourth quarter 2007 as credit conditions worsened and the pace of consumer spending slowed. GDP growth fell to an estimated 0.6% annualized rate mainly due to decelerating inventory investment, exports and federal government spending.

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Canada                                                                     42.1%
South Africa                                                               19.8%
Australia                                                                  13.2%
U.K.                                                                        8.5%
Peru                                                                        4.9%
Papua New Guinea                                                            3.1%
U.S.                                                                        2.8%
Bolivia                                                                     0.2%
Russia                                                                      0.1%
Short-Term Investments & Other Net Assets                                   5.3%

The unemployment rate increased from 4.7% at the beginning of the period to 4.9% in January 2008. 2 Consumer confidence declined and remained fragile largely due to rising mortgage and fuel costs, falling home prices and a weaker job market. Volatile oil prices reached a historical high in early January, topping $100 per barrel, before retreating to $92 by period-end. For the 12 months ended January 31, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.5%, which was higher than its 10-year average rate. 2

Faced with a deepening housing contraction and stressed financial markets, the Federal Reserve Board made several expected and unexpected cuts to the federal funds target rate during the period, including 125 basis points in January. Overall, the federal funds target rate fell 225 basis points from 5.25% to 3.00%. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 4.78% at the beginning of the period to 3.67% on January 31, 2008.

Stock markets were volatile during the period mainly due to investor concerns about slowing economic growth. The major stock indexes recovered from a late-summer sell-off and a November correction, but dropped to new lows in January. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.06%, while the broader S&P 500 had a -4.32% return, and the technology-heavy NASDAQ Composite Index had a -5.83% return. 3 The utilities, consumer staples and materials sectors performed relatively well. Large-capitalization stocks generally outperformed small caps, and growth stocks fared better than their value counterparts.

Precious metals prices were up strongly in the past six months. Gold was the best performing major metal as it began the period at $664 per ounce, moved steadily higher, and ended the period at $926 per ounce, up 39%. Platinum's price traded steadily higher for most of the period but accelerated in the last week due to concerns over electric power shortages in South Africa to end the period up 35% at $1,739 per ounce. Silver followed a similar path to gold with prices rising from $13 to $17 per ounce, a 32% increase. Palladium had a modest 8% gain as its price started the period at $365 per ounce, fell to $322 in August 2007, and then recovered to $393 per ounce at period-end.

2. Source: Bureau of Labor Statistics.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

PRECIOUS METALS PRICES (8/1/07-1/31/08)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Platinum     Gold     Palladium

 7/31/2007   $1,289.50   $664.30    $364.50
  8/1/2007   $1,285.00   $666.90    $364.00
  8/2/2007   $1,284.25   $665.55    $363.00
  8/3/2007   $1,290.50   $673.00    $365.00
  8/6/2007   $1,289.50   $672.01    $363.00
  8/7/2007   $1,284.00   $672.40    $361.00
  8/8/2007   $1,286.00   $674.80    $363.00
  8/9/2007   $1,267.50   $662.10    $360.00
 8/10/2007   $1,274.50   $672.80    $355.50
 8/13/2007   $1,279.00   $669.50    $357.00
 8/14/2007   $1,272.00   $669.20    $351.50
 8/15/2007   $1,263.00   $667.60    $347.00
 8/16/2007   $1,239.00   $652.01    $335.50
 8/17/2007   $1,231.50   $657.80    $329.00
 8/20/2007   $1,247.75   $657.11    $327.75
 8/21/2007   $1,241.50   $657.30    $322.50
 8/22/2007   $1,237.25   $660.80    $321.50
 8/23/2007   $1,242.75   $660.38    $325.50
 8/24/2007   $1,248.25   $668.20    $329.25
 8/27/2007   $1,250.75   $667.60    $327.25
 8/28/2007   $1,253.75   $662.50    $328.00
 8/29/2007   $1,268.25   $667.60    $331.00
 8/30/2007   $1,259.50   $665.30    $329.25
 8/31/2007   $1,267.50   $673.40    $332.00
  9/3/2007   $1,271.00   $672.52    $330.50
  9/4/2007   $1,274.75   $681.65    $333.50
  9/5/2007   $1,272.00   $681.80    $331.00
  9/6/2007   $1,289.50   $695.41    $335.00
  9/7/2007   $1,288.50   $701.00    $335.00
 9/10/2007   $1,291.00   $703.10    $334.00
 9/11/2007   $1,302.00   $712.50    $334.50
 9/12/2007   $1,301.00   $711.60    $334.00
 9/13/2007   $1,296.00   $708.30    $332.75
 9/14/2007   $1,296.50   $707.60    $329.00
 9/17/2007   $1,300.50   $717.90    $330.00
 9/18/2007   $1,306.00   $723.50    $333.00
 9/19/2007   $1,306.50   $721.40    $331.75
 9/20/2007   $1,325.25   $733.26    $338.00
 9/21/2007   $1,326.50   $731.50    $339.00
 9/24/2007   $1,341.00   $730.60    $340.50
 9/25/2007   $1,347.00   $731.70    $338.50
 9/26/2007   $1,345.50   $728.80    $341.00
 9/27/2007   $1,359.00   $734.43    $343.50
 9/28/2007   $1,385.50   $743.60    $348.00
 10/1/2007   $1,388.50   $747.20    $357.50
 10/2/2007   $1,349.00   $731.60    $349.50
 10/3/2007   $1,357.00   $727.90    $357.00
 10/4/2007   $1,362.50   $738.00    $366.50
 10/5/2007   $1,376.25   $742.70    $365.00
 10/8/2007   $1,361.00   $733.30    $361.25
 10/9/2007   $1,368.50   $737.90    $362.50
10/10/2007   $1,386.00   $741.10    $374.00
10/11/2007   $1,406.00   $747.88    $375.50
10/12/2007   $1,408.00   $749.10    $375.50
10/15/2007   $1,425.00   $759.40    $373.00
10/16/2007   $1,415.50   $760.50    $369.75
10/17/2007   $1,428.50   $754.82    $369.00
10/18/2007   $1,451.50   $768.20    $371.00
10/19/2007   $1,441.75   $765.20    $367.00
10/22/2007   $1,433.50   $754.20    $358.00
10/23/2007   $1,446.50   $759.80    $360.75
10/24/2007   $1,441.50   $763.95    $359.50
10/25/2007   $1,448.50   $769.30    $365.00
10/26/2007   $1,458.00   $785.20    $373.00
10/29/2007   $1,461.00   $791.80    $372.50
10/30/2007   $1,435.25   $782.10    $369.50
10/31/2007   $1,447.50   $796.59    $370.00
 11/1/2007   $1,448.00   $787.30    $371.50
 11/2/2007   $1,459.00   $807.00    $374.75
 11/5/2007   $1,460.25   $806.50    $371.00
 11/6/2007   $1,476.00   $825.00    $378.00
 11/7/2007   $1,457.00   $831.09    $376.50
 11/8/2007   $1,461.00   $833.59    $372.50
 11/9/2007   $1,433.00   $832.00    $373.00
11/12/2007   $1,386.50   $793.50    $365.00
11/13/2007   $1,413.50   $802.00    $372.50
11/14/2007   $1,441.50   $811.95    $372.75
11/15/2007   $1,423.50   $788.45    $368.00
11/16/2007   $1,448.25   $786.30    $361.50
11/19/2007   $1,450.25   $781.75    $357.50
11/20/2007   $1,468.00   $803.20    $362.50
11/21/2007   $1,459.50   $800.32    $354.50
11/22/2007   $1,469.25   $804.53    $351.50
11/23/2007   $1,480.75   $823.80    $357.50
11/26/2007   $1,465.00   $824.60    $354.50
11/27/2007   $1,452.00   $812.59    $349.50
11/28/2007   $1,439.50   $804.83    $345.00
11/29/2007   $1,437.00   $793.07    $343.00
11/30/2007   $1,439.00   $783.75    $348.00
 12/3/2007   $1,461.00   $794.30    $346.25
 12/4/2007   $1,471.00   $801.70    $348.50
 12/5/2007   $1,463.50   $795.15    $348.00
 12/6/2007   $1,465.00   $802.42    $347.50
 12/7/2007   $1,454.50   $794.80    $344.50
12/10/2007   $1,465.25   $808.53    $347.00
12/11/2007   $1,460.00   $796.98    $345.50
12/12/2007   $1,476.00   $813.48    $348.50
12/13/2007   $1,469.00   $797.62    $346.00
12/14/2007   $1,477.00   $794.49    $353.50
12/17/2007   $1,499.00   $793.35    $355.50
12/18/2007   $1,508.00   $802.88    $358.50
12/19/2007   $1,520.00   $802.19    $358.50
12/20/2007   $1,513.50   $796.38    $354.00
12/21/2007   $1,529.00   $811.72    $355.25
12/24/2007   $1,527.00   $811.80    $357.00
12/25/2007   $1,519.50   $807.00    $358.50
12/26/2007   $1,540.50   $824.50    $365.00
12/27/2007   $1,535.50   $825.58    $363.00
12/28/2007   $1,539.00   $840.50    $365.00
12/31/2007   $1,526.00   $833.92    $368.75
  1/2/2008   $1,542.50   $857.55    $373.25
  1/3/2008   $1,549.25   $864.93    $373.00
  1/4/2008   $1,541.00   $859.60    $365.50
  1/7/2008   $1,523.00   $858.16    $370.00
  1/8/2008   $1,550.50   $878.16    $376.50
  1/9/2008   $1,554.00   $878.80    $375.50
 1/10/2008   $1,553.00   $893.30    $376.50
 1/11/2008   $1,564.50   $895.40    $378.00
 1/14/2008   $1,577.50   $904.13    $378.50
 1/15/2008   $1,570.50   $888.10    $379.75
 1/16/2008   $1,559.25   $877.03    $373.50
 1/17/2008   $1,560.50   $877.76    $369.25
 1/18/2008   $1,559.00   $883.17    $369.50
 1/21/2008   $1,539.00   $865.00    $361.50
 1/22/2008   $1,550.50   $892.34    $368.50
 1/23/2008   $1,557.50   $890.32    $364.00
 1/24/2008   $1,610.50   $912.85    $373.50
 1/25/2008   $1,682.75   $913.95    $380.50
 1/28/2008   $1,726.50   $928.97    $389.00
 1/29/2008   $1,717.25   $923.76    $389.00
 1/30/2008   $1,700.50   $929.40    $387.00
 1/31/2008   $1,738.50   $925.99    $392.75

* Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce. For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

During the six months under review, mergers and acquisitions continued to be a major theme despite significant sector consolidation over the past few years. Rio Narcea Gold Mines was acquired for cash by Lundin Mining. Ballarat Goldfields merged with Lihir Gold. Newmont Mining's cash offer for Miramar Mining was completed. Yamana Gold acquired Meridian Gold and Northern Orion Resources in a share and cash transaction.

Among the most significant contributors to Fund performance for the reporting period were Barrick Gold, Randgold Resources, and Australian gold and copper mining company Newcrest Mining. Barrick Gold is the world's largest gold mining company with operations spanning the globe, while Randgold Resources is a gold mining and exploration company with a focus on Africa. Other notable contributors included Goldcorp, Kinross Gold, Impala Platinum Holdings and Peru's Compania de Minas Buenaventura.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Long Life Gold Mines                                                       53.6%
Medium Life Gold Mines                                                     15.8%
Platinum & Palladium                                                       13.9%
Gold Exploration & Development                                              6.8%
Gold & Diversified Resources                                                4.6%
Short-Term Investments & Other Net Assets                                   5.3%


                                                           Semiannual Report | 5

TOP 10 HOLDINGS
1/31/08

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        8.8%
   LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          8.0%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.,
ord. & ADR                                                                  7.1%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Goldcorp Inc.                                                               7.1%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Yamana Gold Inc., ord. & 144A                                               6.4%
   MEDIUM LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                5.6%
   LONG LIFE GOLD MINES, U.K.
--------------------------------------------------------------------------------
Anglo Platinum Ltd., ord. & ADR                                             5.1%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Compania de Minas Buenaventura SA,
ord. & ADR                                                                  4.9%
   LONG LIFE GOLD MINES, PERU
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     4.3%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          4.1%
   MEDIUM LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------

The Fund had some detractors from performance during the period, including Gammon Gold, Ivanhoe Mines, Harmony Gold Mining, Oxiana and Gabriel Resources. Gammon Gold is in the process of starting up a gold and silver mine in Mexico, while Gabriel Resources is attempting to develop a gold and silver mine in Romania. Ivanhoe Mines focuses on gold, copper and coal in Mongolia, China, Australia and Kazakhstan. Harmony Gold produces gold from operations in South Africa and Australia. Oxiana produces gold, silver, copper and zinc from its operations in Australia and Laos.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED] /s/ Stephen M. Land

                Stephen M. Land
                Portfolio Manager
                Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 1/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKRCX)                                CHANGE     1/31/08     7/31/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$5.81      $39.54      $33.73
--------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/07-1/31/08)
--------------------------------------------------------------------------------------
Dividend Income                             $1.9717
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0841
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.7811
--------------------------------------------------------------------------------------
   TOTAL                                    $3.8369
--------------------------------------------------------------------------------------
CLASS B (SYMBOL: FAGPX)                                CHANGE     1/31/08     7/31/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$5.63      $38.23      $32.60
--------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/07-1/31/08)
--------------------------------------------------------------------------------------
Dividend Income                             $1.6943
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0841
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.7811
--------------------------------------------------------------------------------------
   TOTAL                                    $3.5595
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGOX)                                CHANGE     1/31/08     7/31/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$5.68      $38.58      $32.90
--------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/07-1/31/08)
--------------------------------------------------------------------------------------
Dividend Income                             $1.7317
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0841
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.7811
--------------------------------------------------------------------------------------
   TOTAL                                    $3.5969
--------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FGADX)                          CHANGE     1/31/08     7/31/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$6.06      $40.74      $34.68
--------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/07-1/31/08)
--------------------------------------------------------------------------------------
Dividend Income                             $2.0599
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0841
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.7811
--------------------------------------------------------------------------------------
   TOTAL                                    $3.9251
--------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH                      1-YEAR         5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +29.65%                     +38.56%       +259.78%        +459.37%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +22.18%                     +30.61%        +27.67%         +18.09%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $12,218                     $13,061       $ 33,913        $ 52,744
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                                       +18.38%        +25.84%         +17.73%
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                     0.93%
-----------------------------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH                      1-YEAR         5-YEAR     INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +29.15%                     +37.54%       +246.48%        +501.89%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +25.15%                     +33.54%        +28.07%         +21.84%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $12,515                     $13,354       $ 34,448        $ 60,189
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                                       +20.65%        +26.23%         +20.94%
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                     1.67%
-----------------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH                      1-YEAR         5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +29.12%                     +37.52%       +246.58%        +420.90%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +28.12%                     +36.52%        +28.22%         +17.94%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $12,812                     $13,652       $ 34,658        $ 52,090
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                                       +23.68%        +26.40%         +17.61%
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                     1.67%
-----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                 6-MONTH                      1-YEAR         5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +29.77%                     +38.90%       +264.03%        +485.16%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +29.77%                     +38.90%        +29.49%         +19.32%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $12,977                     $13,890       $ 36,403        $ 58,516
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                                       +25.89%        +27.65%         +18.99%
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                     0.68%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

INVESTING IN A FUND THAT CONCENTRATES IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                              VALUE 8/1/07      VALUE 1/31/08   PERIOD* 8/1/07-1/31/08
--------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,296.50             $5.08
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,020.71             $4.47
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,291.50             $9.45
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,016.89             $8.31
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,291.20             $9.45
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,016.89             $8.31
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,297.70             $3.70
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,021.92             $3.25
--------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.88%; B: 1.64%; C: 1.64%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  JANUARY 31, 2008                         YEAR ENDED JULY 31,
CLASS A                                              (UNAUDITED)           2007         2006         2005         2004         2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    33.73      $    30.67     $  17.81     $  15.94     $  13.74     $  10.28
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................            0.07            0.11         0.15         0.04         0.05         0.13
   Net realized and unrealized gains
      (losses) ................................            9.58            4.71        12.87         1.84         2.25         3.44
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............            9.65            4.82        13.02         1.88         2.30         3.57
                                                  ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income ......................           (1.97)          (0.76)       (0.16)       (0.01)       (0.10)       (0.11)
   Net realized gains .........................           (1.87)          (1.00)          --           --           --           --
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................           (3.84)          (1.76)       (0.16)       (0.01)       (0.10)       (0.11)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................              -- e            -- e         -- e         -- e         -- e         --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $    39.54      $    33.73     $  30.67     $  17.81     $  15.94     $  13.74
                                                  ==================================================================================

Total return c ................................           29.65%          15.94%       73.36%       11.78%       16.68%       34.97%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................            0.88% f         0.93% f      0.92% f      0.96% f      0.96% f      1.09%
Net investment income .........................            0.30%           0.33%        0.57%        0.21%        0.26%        1.05%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $1,376,272      $1,011,344     $885,176     $439,628     $394,292     $306,283
Portfolio turnover rate .......................            3.76%           7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    JANUARY 31, 2008                        YEAR ENDED JULY 31,
CLASS B                                                (UNAUDITED)         2007         2006         2005         2004         2003
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $  32.60        $  29.62     $  17.24     $  15.54     $  13.46     $  10.11
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............         (0.06)          (0.12)       (0.04)       (0.09)       (0.08)        0.02
   Net realized and unrealized gains
      (losses) ..................................          9.25            4.54        12.44         1.79         2.21         3.41
                                                    --------------------------------------------------------------------------------
Total from investment operations ................          9.19            4.42        12.40         1.70         2.13         3.43
                                                    --------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................         (1.69)          (0.44)       (0.02)          --        (0.05)       (0.08)
   Net realized gains ...........................         (1.87)          (1.00)          --           --           --           --
                                                    --------------------------------------------------------------------------------
Total distributions .............................         (3.56)          (1.44)       (0.02)          --        (0.05)       (0.08)
                                                    --------------------------------------------------------------------------------
Redemption fees .................................            -- e            -- e         -- e         -- e         -- e         --
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ..................      $  38.23        $  32.60     $  29.62     $  17.24     $  15.54     $  13.46
                                                    ================================================================================

Total return c ..................................         29.15%          15.12%       71.95%       10.94%       15.81%       34.08%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................          1.64% f         1.68% f      1.67% f      1.70% f      1.71% f      1.85%
Net investment income (loss) ....................         (0.45)%         (0.41)%      (0.19)%      (0.53)%      (0.49)%       0.29%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $ 71,119        $ 62,386     $ 60,423     $ 41,270     $ 37,738     $ 26,278
Portfolio turnover rate .........................          3.76%           7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Gold and Precious Metals Fund

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    JANUARY 31, 2008                       YEAR ENDED JULY 31,
CLASS C                                                (UNAUDITED)        2007         2006         2005         2004        2003
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $  32.90      $  29.90     $  17.40     $  15.69     $  13.59     $ 10.18
                                                    ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............          (0.07)        (0.13)       (0.05)       (0.09)       (0.09)       0.04
   Net realized and unrealized gains (losses) ...           9.35          4.60        12.58         1.80         2.23        3.43
                                                    ------------------------------------------------------------------------------
Total from investment operations ................           9.28          4.47        12.53         1.71         2.14        3.47
                                                    ------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................          (1.73)        (0.47)       (0.03)          --        (0.04)      (0.06)
   Net realized gains ...........................          (1.87)        (1.00)          --           --           --          --
                                                    ------------------------------------------------------------------------------
Total distributions .............................          (3.60)        (1.47)       (0.03)          --        (0.04)      (0.06)
                                                    ------------------------------------------------------------------------------
Redemption fees .................................             -- e          -- e         -- e         -- e         -- e        --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ..................       $  38.58      $  32.90     $  29.90     $  17.40     $  15.69     $ 13.59
                                                    ==============================================================================

Total return c ..................................          29.12%        15.10%       72.04%       10.96%       15.77%      34.16%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................           1.64% f       1.68% f      1.67% f      1.71% f      1.71% f     1.82%
Net investment income (loss) ....................          (0.45)%       (0.41)%      (0.19)%      (0.54)%      (0.49)%      0.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $339,745      $240,424     $217,371     $114,315     $101,962     $65,729
Portfolio turnover rate .........................           3.76%         7.20%       10.96%       11.33%        8.11%       6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    JANUARY 31, 2008                       YEAR ENDED JULY 31,
ADVISOR CLASS                                          (UNAUDITED)        2007        2006        2005         2004        2003
                                                    ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $  34.68       $ 31.50     $ 18.28     $ 16.36      $ 14.08     $ 10.53
                                                    ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................           0.11          0.19        0.22        0.08         0.08        0.09
   Net realized and unrealized gains (losses) ...           9.88          4.84       13.20        1.89         2.33        3.60
                                                    ----------------------------------------------------------------------------
Total from investment operations ................           9.99          5.03       13.42        1.97         2.41        3.69
                                                    ----------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................          (2.06)        (0.85)      (0.20)      (0.05)       (0.13)      (0.14)
   Net realized gains ...........................          (1.87)        (1.00)         --         --            --          --
                                                    ----------------------------------------------------------------------------
Total distributions .............................          (3.93)        (1.85)      (0.20)      (0.05)       (0.13)      (0.14)
                                                    ----------------------------------------------------------------------------
Redemption fees .................................             -- e          -- e        -- e        -- e         -- e        --
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ..................       $  40.74       $ 34.68     $ 31.50     $ 18.28      $ 16.36     $ 14.08
                                                    ============================================================================

Total return c ..................................          29.77%        16.25%      73.68%      12.09%       16.91%      35.38%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................           0.64% f       0.68% f     0.67% f     0.71% f      0.71% f     0.85%
Net investment income ...........................           0.55%         0.58%       0.82%       0.46%        0.51%       1.29%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $108,662       $65,120     $60,213     $34,519      $35,351     $21,223
Portfolio turnover rate .........................           3.76%         7.20%      10.96%      11.33%        8.11%       6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY        SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 94.7%
    GOLD AND DIVERSIFIED RESOURCES 4.6%
    Anglo American PLC ......................................................   United Kingdom          233,051     $    12,743,140
    Anglo American PLC, ADR .................................................   United Kingdom          239,571           6,628,930
  a First Uranium Corp. .....................................................       Canada               25,600             250,996
a,b First Uranium Corp., 144A ...............................................       Canada              544,800           5,341,496
a,b Franco-Nevada Corp., 144A ...............................................       Canada              685,400          12,988,829
    Freeport-McMoRan Copper & Gold Inc., B ..................................    United States           77,211           6,874,095
  a Mvelaphanda Resources Ltd. ..............................................    South Africa         2,650,000          15,701,341
    Oxiana Ltd. .............................................................      Australia          8,882,655          23,893,897
a,b Polymetal, GDR, 144A ....................................................       Russia              250,000           2,030,000
                                                                                                                    ----------------
                                                                                                                         86,452,724
                                                                                                                    ----------------
    GOLD EXPLORATION AND DEVELOPMENT 6.8%
  a Apex Silver Mines Ltd. ..................................................       Bolivia             200,000           2,850,000
  a AXMIN Inc. ..............................................................       Canada              500,000             369,040
a,b AXMIN Inc., 144A ........................................................       Canada            2,000,000           1,476,162
  a Banro Corp. .............................................................       Canada              350,000           3,543,287
  a Bendigo Mining Ltd. .....................................................      Australia         13,648,795           4,099,794
a,b Bendigo Mining Ltd., 144A ...............................................      Australia          5,000,000           1,501,889
  a Centamin Egypt Ltd. .....................................................      Australia          2,823,000           3,801,167
a,b Centamin Egypt Ltd., 144A ...............................................      Australia          5,000,000           6,732,495
a,b European Minerals Corp., 144A ...........................................       Canada           10,600,000          14,484,341
a,b European Minerals Corp., wts., 144A, 4/11/10 ............................       Canada            5,300,000           3,171,753
  a Gabriel Resources Ltd. ..................................................       Canada            1,500,000           2,603,232
a,b Gabriel Resources Ltd., 144A ............................................       Canada            1,500,000           2,603,232
  a Great Basin Gold Ltd. ...................................................       Canada            2,000,000           6,064,233
  a International Minerals Corp. ............................................       Canada              700,000           4,398,564
  a International Minerals Corp., wts., 5/19/08 .............................       Canada              350,000             108,219
  a Ivanhoe Mines Ltd. ......................................................       Canada              490,000           4,813,984
a,b Ivanhoe Mines Ltd., 144A ................................................       Canada              918,600           9,024,746
  a Metallica Resources Inc. ................................................       Canada              500,000           2,593,257
a,b Metallica Resources Inc., 144A ..........................................       Canada              988,998           5,129,453
a,b Metallica Resources Inc., wts., 144A, 12/11/08 ..........................       Canada              494,499           1,134,398
  a Mineral Deposits Ltd. ...................................................      Australia          4,180,828           4,311,050
  a Nautilus Minerals Inc. ..................................................       Canada              673,700           1,837,607
a,b Nautilus Minerals Inc., 144A ............................................       Canada            1,278,000           3,505,386
a,b Nautilus Minerals Inc., wts., 144A, 2/15/09 .............................       Canada              639,000                  --
  a Nevsun Resources Ltd. ...................................................       Canada              877,000           1,784,440
  a NovaGold Resources Inc. .................................................       Canada              200,000           2,286,000
  a Orezone Resources Inc. ..................................................       Canada            7,000,000           9,800,000
  a Pan Australian Resources Ltd. ...........................................      Australia         30,600,000          23,870,616
  a Shore Gold Inc. .........................................................       Canada              375,000           1,365,200
                                                                                                                    ----------------
                                                                                                                        129,263,545
                                                                                                                    ----------------
    LONG LIFE GOLD MINES 53.6%
  a Agnico-Eagle Mines Ltd. .................................................       Canada            1,300,000          82,004,000
  a Alamos Gold Inc. ........................................................       Canada            1,246,400           8,702,174
a,b Alamos Gold Inc., 144A ..................................................       Canada              400,000           2,792,739
    AngloGold Ashanti Ltd. ..................................................    South Africa            62,530           2,608,501
    AngloGold Ashanti Ltd., ADR .............................................    South Africa         1,728,527          71,854,867


16 | Semiannual Report

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
    Barrick Gold Corp. ......................................................       Canada            2,946,283     $   151,704,112
  a Centerra Gold Inc. ......................................................       Canada              155,900           2,363,535
a,b Centerra Gold Inc., 144A ................................................       Canada            1,384,800          20,994,375
    Compania de Minas Buenaventura SA .......................................        Peru               100,593           6,679,910
    Compania de Minas Buenaventura SA, ADR ..................................        Peru             1,288,986          86,362,062
  a Gammon Gold Inc. ........................................................       Canada            2,114,500          14,720,935
    Gold Fields Ltd. ........................................................    South Africa           697,191          10,461,478
    Gold Fields Ltd., ADR ...................................................    South Africa         1,504,528          22,613,056
    Goldcorp Inc. ...........................................................       Canada            1,260,625          46,949,669
    Goldcorp Inc. (USD Traded) ..............................................       Canada            2,329,865          86,717,575
  a Goldcorp Inc., wts., 6/09/11 ............................................       Canada                9,125             109,216
  a Harmony Gold Mining Co. Ltd. ............................................    South Africa         1,443,000          14,378,373
  a Harmony Gold Mining Co. Ltd., ADR .......................................    South Africa           600,000           6,054,000
  a Highland Gold Mining Ltd. ...............................................   United Kingdom          524,000           1,984,811
  a Lihir Gold Ltd. .........................................................  Papua New Guinea      17,447,142          58,195,603
    Newcrest Mining Ltd. ....................................................     Australia           5,303,618         166,109,228
    Newmont Mining Corp. ....................................................    United States          850,714          46,227,799
    Randgold Resources Ltd., ADR ............................................   United Kingdom        2,227,600         106,278,796
                                                                                                                    ----------------
                                                                                                                      1,016,866,814
                                                                                                                    ----------------
    MEDIUM LIFE GOLD MINES 15.8%
  a Aurizon Mines Ltd. ......................................................       Canada            1,800,000           7,181,329
  a Eldorado Gold Corp. .....................................................       Canada            2,895,000          19,057,451
a,b GBS Gold International Inc., 144A .......................................       Canada            2,000,000           2,613,206
  a Golden Star Resources Ltd. ..............................................       Canada              750,000           2,984,740
  a Golden Star Resources Ltd. (USD Traded) .................................       Canada              700,000           2,793,000
  b Hochschild Mining PLC, 144A .............................................   United Kingdom        1,850,000          13,573,470
    IAMGOLD Corp. ...........................................................       Canada            1,282,000          10,229,404
a,b Jinshan Gold Mines Inc., 144A ...........................................       Canada            5,595,000          15,736,984
  a Kinross Gold Corp. ......................................................       Canada            3,513,012          77,611,426
  a SEMAFO Inc. .............................................................       Canada            4,725,000           5,749,551
a,b SEMAFO Inc., 144A .......................................................       Canada            3,000,000           3,650,509
  a Sino Gold Mining Ltd. ...................................................      Australia          1,100,000           7,545,309
    Yamana Gold Inc. ........................................................       Canada            2,779,193          46,153,564
    Yamana Gold Inc. (USD Traded) ...........................................       Canada            2,249,527          37,072,205
  b Yamana Gold Inc., 144A ..................................................       Canada            2,300,000          38,195,691
                                                                                                                    ----------------
                                                                                                                        298,887,338
                                                                                                                    ----------------
    PLATINUM & PALLADIUM 13.9%
    Anglo Platinum Ltd. .....................................................    South Africa           110,000          15,668,572
    Anglo Platinum Ltd., ADR ................................................    South Africa           571,138          81,901,189
  a Eastern Platinum Ltd. ...................................................       Canada            3,785,100          11,816,640
    Impala Platinum Holdings Ltd. ...........................................    South Africa         2,050,000          76,222,958
    Impala Platinum Holdings Ltd., ADR ......................................    South Africa         1,542,400          58,032,800
    Lonmin PLC ..............................................................   United Kingdom          350,000          20,126,077
                                                                                                                    ----------------
                                                                                                                        263,768,236
                                                                                                                    ----------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $714,953,315) ....................                                         1,795,238,657
                                                                                                                    ----------------


                                                          Semiannual Report | 17

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $83,456,715) 4.4%
    MONEY MARKET FUND 4.4%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ....    United States       83,456,715     $    83,456,715
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $798,410,030) 99.1% .............................                                         1,878,695,372
    OTHER ASSETS, LESS LIABILITIES 0.9% .....................................                                            17,103,623
                                                                                                                    ----------------
    NET ASSETS 100.0% .......................................................                                       $ 1,895,798,995
                                                                                                                    ================

CURRENCY ABBREVIATION

USD - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended January 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $166,681,154, representing 8.79% of net assets.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .....................................................   $    714,953,315
      Cost - Sweep Money Fund (Note 8) ................................................         83,456,715
                                                                                          -----------------
      Total cost of investments .......................................................   $    798,410,030
                                                                                          =================
      Value - Unaffiliated issuers ....................................................   $  1,795,238,657
      Value - Sweep Money Fund (Note 8) ...............................................         83,456,715
                                                                                          -----------------
      Total value of investments ......................................................      1,878,695,372
   Foreign currency, at value (cost $16,370,758) ......................................         16,371,369
   Receivables:
      Investment securities sold ......................................................          3,178,686
      Capital shares sold .............................................................         11,190,578
      Dividends .......................................................................            339,231
                                                                                          -----------------
         Total assets .................................................................      1,909,775,236
                                                                                          -----------------
Liabilities:
   Payables:
      Investment securities purchased .................................................          8,282,299
      Capital shares redeemed .........................................................          3,816,220
      Affiliates ......................................................................          1,416,196
   Funds advanced by custodian ........................................................            113,031
   Accrued expenses and other liabilities .............................................            348,495
                                                                                          -----------------
         Total liabilities ............................................................         13,976,241
                                                                                          -----------------
            Net assets, at value ......................................................   $  1,895,798,995
                                                                                          =================
Net assets consist of:
   Paid-in capital ....................................................................   $    914,723,996
   Distributions in excess of net investment income ...................................       (104,541,700)
   Net unrealized appreciation (depreciation) .........................................      1,080,497,678
   Accumulated net realized gain (loss) ...............................................          5,119,021
                                                                                          -----------------
            Net assets, at value ......................................................   $  1,895,798,995
                                                                                          =================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2008 (unaudited)

CLASS A:
   Net assets, at value ...............................................................   $  1,376,272,106
                                                                                          =================
   Shares outstanding .................................................................         34,804,131
                                                                                          =================
   Net asset value per share a ........................................................   $          39.54
                                                                                          =================
   Maximum offering price per share (net asset value per share / 94.25%) ..............   $          41.95
                                                                                          =================
CLASS B:
   Net assets, at value ...............................................................   $     71,119,219
                                                                                          =================
   Shares outstanding .................................................................          1,860,105
                                                                                          =================
   Net asset value and maximum offering price per share a .............................   $          38.23
                                                                                          =================
CLASS C:
   Net assets, at value ...............................................................   $    339,745,186
                                                                                          =================
   Shares outstanding .................................................................          8,806,550
                                                                                          =================
   Net asset value and maximum offering price per share a .............................   $          38.58
                                                                                          =================
ADVISOR CLASS:
   Net assets, at value ...............................................................   $    108,662,484
                                                                                          =================
   Shares outstanding .................................................................          2,667,323
                                                                                          =================
   Net asset value and maximum offering price per share a .............................   $          40.74
                                                                                          =================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2008 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $166,033)
      Unaffiliated issuers ............................................................   $      8,727,523
      Sweep Money Fund (Note 8) .......................................................            656,681
   Interest ...........................................................................             94,907
                                                                                          -----------------
         Total investment income ......................................................          9,479,111
                                                                                          -----------------
Expenses:
   Management fees (Note 3a) ..........................................................          3,803,956
   Distribution fees: (Note 3c)
      Class A .........................................................................          1,466,937
      Class B .........................................................................            331,231
      Class C .........................................................................          1,424,374
   Transfer agent fees (Note 3e) ......................................................          1,011,960
   Custodian fees (Note 4) ............................................................             78,154
   Reports to shareholders ............................................................             78,647
   Registration and filing fees .......................................................             76,824
   Professional fees ..................................................................             23,458
   Trustees' fees and expenses ........................................................             16,311
   Other ..............................................................................             17,107
                                                                                          -----------------
         Total expenses ...............................................................          8,328,959
         Expense reductions (Note 4) ..................................................               (216)
                                                                                          -----------------
            Net expenses ..............................................................          8,328,743
                                                                                          -----------------
               Net investment income ..................................................          1,150,368
                                                                                          -----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................................         34,165,229
      Foreign currency transactions ...................................................            205,653
                                                                                          -----------------
            Net realized gain (loss) ..................................................         34,370,882
                                                                                          -----------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................        369,972,092
      Translation of assets and liabilities denominated in foreign currencies .........            (99,297)
                                                                                          -----------------
            Net change in unrealized appreciation (depreciation) ......................        369,872,795
                                                                                          -----------------
Net realized and unrealized gain (loss) ...............................................        404,243,677
                                                                                          -----------------
Net increase (decrease) in net assets resulting from operations .......................   $    405,394,045
                                                                                          =================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               JANUARY 31, 2008      YEAR ENDED
                                                                                                  (UNAUDITED)      JULY 31, 2007
                                                                                               -----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $      1,150,368   $     2,351,891
      Net realized gain (loss) from investments and foreign currency transactions ..........         34,370,882        55,126,559
      Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currencies ..........................        369,872,795       128,955,959
                                                                                               -----------------------------------
            Net increase (decrease) in net assets resulting from operations ................        405,394,045       186,434,409
                                                                                               -----------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................................................        (59,612,961)      (21,865,871)
         Class B ...........................................................................         (2,968,716)         (871,751)
         Class C ...........................................................................        (13,240,894)       (3,276,068)
         Advisor Class .....................................................................         (4,264,295)       (1,644,592)
   Net realized gains:
         Class A ...........................................................................        (56,393,009)      (28,740,740)
         Class B ...........................................................................         (3,268,164)       (1,976,377)
         Class C ...........................................................................        (14,261,659)       (7,022,535)
         Advisor Class .....................................................................         (3,861,237)       (1,931,389)
                                                                                               -----------------------------------
   Total distributions to shareholders .....................................................       (157,870,935)      (67,329,323)
                                                                                               -----------------------------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................        183,605,283        38,685,399
         Class B ...........................................................................         (1,496,440)       (3,698,184)
         Class C ...........................................................................         56,574,838         2,733,961
         Advisor Class .....................................................................         30,296,979          (744,605)
                                                                                               -----------------------------------
   Total capital share transactions ........................................................        268,980,660        36,976,571
                                                                                               -----------------------------------
   Redemption fees .........................................................................             21,266             8,785
                                                                                               -----------------------------------
            Net increase (decrease) in net assets ..........................................        516,525,036       156,090,442
Net assets:
   Beginning of period .....................................................................      1,379,273,959     1,223,183,517
                                                                                               -----------------------------------
   End of period ...........................................................................   $  1,895,798,995   $ 1,379,273,959
                                                                                               ===================================
Distributions in excess of net investment income included in net assets:
   End of period ...........................................................................   $   (104,541,700)  $   (25,605,202)
                                                                                               ===================================


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 23

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


24 | Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT  ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                    ------------------------------------------------------------------
                                          SIX MONTHS ENDED                       YEAR ENDED
                                          JANUARY 31, 2008                     JULY 31, 2007
                                    ------------------------------------------------------------------
                                      SHARES            AMOUNT           SHARES            AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
   Shares sold ..................    7,687,398      $ 292,785,630        9,952,865      $ 321,030,285
   Shares issued in reinvestment
      of distributions ..........    2,793,113        101,724,835        1,337,299         43,208,127
   Shares redeemed ..............   (5,664,498)      (210,905,182)     (10,163,730)      (325,553,013)
                                    ------------------------------------------------------------------
   Net increase (decrease) ......    4,816,013      $ 183,605,283        1,126,434      $  38,685,399
                                    ==================================================================
CLASS B SHARES:
   Shares sold ..................      205,644      $   7,526,828          166,415      $   5,219,309
   Shares issued in reinvestment
      of distributions ..........      157,613          5,555,874           79,582          2,498,087
   Shares redeemed ..............     (416,643)       (14,579,142)        (372,167)       (11,415,580)
                                    ------------------------------------------------------------------
   Net increase (decrease) ......      (53,386)     $  (1,496,440)        (126,170)     $  (3,698,184)
                                    ==================================================================
CLASS C SHARES:
   Shares sold ..................    1,856,596      $  70,040,936        1,657,798      $  52,788,963
   Shares issued in reinvestment
      of distributions ..........      636,766         22,649,772          268,875          8,515,298
   Shares redeemed ..............     (994,250)       (36,115,870)      (1,887,994)       (58,570,300)
                                    ------------------------------------------------------------------
   Net increase (decrease) ......    1,499,112      $  56,574,838           38,679      $   2,733,961
                                    ==================================================================
ADVISOR CLASS SHARES:
   Shares sold ..................      717,309      $  27,728,076          404,725      $  13,568,522
   Shares issued in reinvestment
      of distributions ..........      182,310          6,836,654           92,530          3,068,310
   Shares redeemed ..............     (110,134)        (4,267,751)        (531,240)       (17,381,437)
                                    ------------------------------------------------------------------
   Net increase (decrease) ......      789,485      $  30,296,979          (33,985)     $    (744,605)
                                    ==================================================================


26 | Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $10 billion
       0.440%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                                                          Semiannual Report | 27

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................   0.25%
Class B .......................................................   1.00%
Class C .......................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..........................   $  489,189
Contingent deferred sales charges retained ..............   $   40,882

E. TRANSFER AGENT FEES

For the period ended January 31, 2008, the Fund paid transfer agent fees of $1,011,960, of which $607,683 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.


28 | Semiannual Report

Franklin Gold and Precious Metals Fund

5. INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $    893,626,924
                                                            =================

Unrealized appreciation .................................   $  1,039,719,758
Unrealized depreciation .................................        (54,651,310)
                                                            -----------------
Net unrealized appreciation (depreciation) ..............   $    985,068,448
                                                            =================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2008, aggregated $97,230,812 and $59,317,937, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 29

Franklin Gold and Precious Metals Fund

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on January 31, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of July 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


30 | Semiannual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

At July 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on November 30, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Funds, to Class A, Class B, Class C and Advisor Class shareholders of record.

Record Date: 11/30/2007

--------------------------------------------------------------------------------
                                               CLASS A
                              FOREIGN TAX      FOREIGN           FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE         PER SHARE
--------------------------------------------------------------------------------
Australia .................     $ 0.0019       $ 0.0074           $ 0.0074
Canada ....................       0.0084         0.0175             0.0166
Peru ......................       0.0011         0.0079             0.0073
South Africa ..............       0.0000         0.0890             0.0890
United Kingdom ............       0.0000         0.0120             0.0120
                              --------------------------------------------------
TOTAL .....................     $ 0.0114       $ 0.1338           $ 0.1323
                              ==================================================

--------------------------------------------------------------------------------
                                               CLASS B
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Australia .................     $ 0.0000       $ 0.0000           $ 0.0000
Canada ....................       0.0000         0.0000             0.0000
Peru ......................       0.0000         0.0000             0.0000
South Africa ..............       0.0000         0.0000             0.0000
United Kingdom ............       0.0000         0.0000             0.0000
                              --------------------------------------------------
TOTAL .....................     $ 0.0000       $ 0.0000           $ 0.0000
                              ==================================================

--------------------------------------------------------------------------------
                                               CLASS C
                              FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                        PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Australia .................     $ 0.0000       $ 0.0000           $ 0.0000
Canada ....................       0.0000         0.0000             0.0000
Peru ......................       0.0000         0.0000             0.0000
South Africa ..............       0.0000         0.0000             0.0000
United Kingdom ............       0.0000         0.0000             0.0000
                              --------------------------------------------------
TOTAL .....................     $ 0.0000       $ 0.0000           $ 0.0000
                              ==================================================


                                                          Semiannual Report | 31

Franklin Gold and Precious Metals Fund

-----------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
                                                    FOREIGN TAX      FOREIGN            FOREIGN
                                                       PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                              PER SHARE      PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------
Australia .......................................     $0.0019        $0.0105            $0.0105
Canada ..........................................      0.0084         0.0249             0.0237
Peru ............................................      0.0011         0.0113             0.0105
South Africa ....................................      0.0000         0.1264             0.1264
United Kingdom ..................................      0.0000         0.0171             0.0171
                                                    -------------------------------------------------
TOTAL ...........................................     $0.0114        $0.1902            $0.1882
                                                    =================================================

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2007. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2007 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


32 | Semiannual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

GOF P-5                  SUPPLEMENT DATED MARCH 1, 2008
                    TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

   1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

   Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

   o  You, individually;

   o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");


Not part of the semiannual report

   o  You jointly with one or more Family Members;

   o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

   o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

   o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

   o A 529 college savings plan over which you or a Family Member has investment discretion and control;

   o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

   o  A trust established by you or a Family Member as grantor.

   Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

   If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

   If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

   The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

   An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

   2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

   To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

   However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

   o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                               Not part of the semiannual report

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON       One Franklin Parkway
   INVESTMENTS           San Mateo, CA 94403-1906

o    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2008 03/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PERCIOUS METALS FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  March 27, 2008